Business combinations (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) company	Dec. 31, 2023 GBP (£) company	Dec. 31, 2022 GBP (£)
Business combinations
Percentage of impact on revenue and Adjusted Operating Profit for business combination to be considered material	5.00%
Percentage of impact on goodwill for business combination to be considered material	10.00%
Percentage of share capital acquired	100.00%
Number of companies and businesses acquired | company	36	41
Total purchase consideration	£ 182	£ 261
Cash outflow on current and past acquisitions	£ 172	£ 242	£ 1,018